Accounting Changes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounting Changes

Note 2 - Accounting Changes

2.1 IFRS 16 “Leases” adoption

On January 13, 2016, the IASB published IFRS 16 "Leases". The new standard, adopted on January 1, 2019, requires that leases that meet the requirements set by the standard to presented on the tenant balance sheet under a single model, eliminating the distinction between operating and financial leases.

The Bank adopted the "prospectively modified” approach for the initial application of the standard, as of January 1, 2019 the required measurements were performed in order to determine the right of use assets under lease agreements and the lease contracts liabilities to be recognized as of the application date onwards, without considering the date of origin of the contract. For more detail on the recognition practices, refer to letter t) of Note 1.

Bank’s Management evaluated the impact on the adoption of this standard through the valuation of its executed lease agreements, recognizing an right of use assets under lease agreements and lease contracts liabilities as of January 1, 2019 of MCh$176,795, which generated impact on the consolidated solvency indicators of 11 basis points going from 14.62% to 14.51% (for additional information see Note 35 Risk Management letter d) Capital Requirements).

Below is a breakdown of the impacts and reclassifications due to initial application of the standard as of January 1, 2019:

	As of		As of
	December 31,	Initial	January 1,
	2018	recognition	2019
	MCh$	MCh$	MCh$
Right of use asset under lease agreements	—	176,795	176,795
Subtotals assets	—	176,795	176,795

Lease contracts liabilities	—	176,795	176,795
Subtotals liabilities	—	176,795	176,795

Additional disclosures are presented in Note 15 - Assets for Right to Use and Obligations for Lease Contracts.

2.2 IFRS 9 “Financial instruments” adoption

The Bank has adopted IFRS 9 as issued by the IASB in July 2014 with a date of transition of January 1, 2018, which resulted in changes in accounting policies.

The adoption of IFRS 9 has resulted in changes in our accounting policies for recognition, classification and measurement of financial assets and financial liabilities and impairment of financial assets. IFRS 9 also significantly amends other standars dealing with financial instruments such as IFRS 7 “Financial Instruments: Disclosures”.

As per the permitted transitional provisions of IFRS 9, the Bank elected not to revise comparative figures, accordingly, some IFRS 9 disclosures presented in respect to certain financial assets are not comparable because their classification may have changed between both standards.

Any adjustments to the carrying amounts of financial assets and liabilities as of the date of transition were recognized as an adjustment to the opening retained earings. The Bank has also elected to continue to apply the hedge accounting requirements of IAS 39 on the adoption of IFRS 9.

The comparative period disclosures show those disclosures made in the prior year.

Note 2 - Accounting Changes, continued

Set out below are disclosures regarding the impact of the adoption of IFRS 9 on the Bank and further details of the specific IFRS 9 accounting policies applied in the current period (as well as the previous IAS 39 accounting policies applied in the comparative period).

a)	Classification and measurement of financial instrument

	IAS 39 as of December 31, 2017			IFRS 9 as of January 1, 2018
	Measurement		Book Value	Measurement		Book Value
Balance	category	Portfolio	MCh$	category	Portfolio	MCh$
Trading investments	Fair value through profit or loss	Financial instruments classified as trading investments	415,061	Financial instruments at fair value through profit or loss	Financial instruments at fair value through profit or loss	423,855
Investments instruments	Fair value through profit or loss	Financial assets available for sale (including those that were valued at cost at December)	2,663,478	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through other comprehensive income	2,658,739
	Amortized cost	Financial assets classified as held to maturity	202,030	Amortized cost	Financial instruments at fair value through profit or loss	201,993
Loans and accounts receivable from customers	Amortized cost	Loans and accounts receivable from customers, net of allowances for loan losses according to IAS 39.	19,764,078	Amortized cost	Loans and accounts receivable from customers, net of allowances for loan losses according to IFRS 9.	19,612,201
Interbank loans	Amortized cost	Interbank loans, net of allowances for loan losses according to IAS 39.	70,077	Amortized cost	Interbank loans, net of allowances for loan losses according to IFRS 9.	70,077

b)  The following table shows in detail the reconciliation the consolidated balance sheet under IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 distinguishing between the impacts due to classification and measurement and due to impairment once adopted IFRS 9:

Note 2 - Accounting Changes, continued

	IAS 39 Carrying			IFRS 9 Carrying
	amount As of			amount As of
	December 31, 2017	Reclassifications	Remeasurements	January 1, 2018
	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	964,030	—	—	964,030
Cash items in process of collection	157,017	—	—	157,017
Financial instruments at fair value through profit or loss	—	421,331	2,524	423,855	(i)
Financial instruments at fair value through other comprehensive income	—	2,657,208	1,531	2,658,739	(ii)
Interbank loans at amortized cost	—	70,077	—	70,077	(iii)
Loans and accounts receivable from customers at amortized cost	—	19,764,078	(151,877)	19,612,201	(iv)
Financial instruments at amortized cost	—	202,030	(37)	201,993	(v)
Investments under resale agreements	28,524	—	—	28,524
Financial derivative contracts	1,248,775	—	—	1,248,775
Interbank loans, net	70,077	(70,077)	—	—
Trading investments	415,061	(415,061)		—
Loans and accounts receivable from customers, net	19,764,078	(19,764,078)	—	—
Available for sale investments	2,663,478	(2,663,478)	—	—
Held to maturity investments	202,030	(202,030)	—	—
Intangible assets	1,562,654	—	—	1,562,654
Property, plant, and equipment	130,579	—	—	130,579
Current taxes	238,452	—	—	238,452
Deferred taxes	140,685	—	42,792	183,477	(vi)
Other assets	429,025	—	—	429,025
Other non-current assets held for sale	18,308	—	—	18,308
TOTAL ASSETS	28,032,773	—	(105,067)	27,927,706
LIABILITIES				—
Deposits and other demand liabilities	4,141,667	—	—	4,141,667
Cash in process of being cleared	109,496	—	—	109,496
Obligations under repurchase agreements	420,920	—	—	420,920
Time deposits and other time liabilities	10,065,243	—	—	10,065,243
Financial derivative contracts	1,095,154	—	—	1,095,154
Interbank borrowings	2,196,130	—	—	2,196,130
Debt instruments issued	5,950,038	—	—	5,950,038
Other financial liabilities	17,066	—	—	17,066
Current taxes	624	—	—	624
Deferred taxes	26,354	—	(2,550)	23,804	(vii)
Provisions	117,889	—	20,801	138,690	(viii)
Other liabilities	463,435	—	—	463,435
Liabilities directly associated with non-current assets held for sale	—	—	—	—
TOTAL LIABILITIES	24,604,016	—	18,251	24,622,267
EQUITY
Attributable to equity holders of the Bank:
Capital	1,862,826	—	—	1,862,826
Reserves	1,290,131	—	—	1,290,131
Valuation accounts	(4,735)	—	997	(3,738)	(ix)
Retained earnings:	63,255	—	(123,082)	(59,827)
Retained earnings from prior years	12,668	—	(55,261)	(42,593)	(x)
Net income for the year	67,821	—	(67,821)	—
Less: Provision for mandatory dividends	(17,234)	—	—	(17,234)
Total equity attributable to equity holders of the Bank	3,211,477	—	(122,085)	3,089,392
Non-controlling interest	217,280	—	(1,233)	216,047	(xi)
TOTAL EQUITY	3,428,757	—	(123,318)	3,305,439
TOTAL LIABILITIES AND EQUITY	28,032,773	—	(105,067)	27,927,706

(i)

Includes reclassifications and remeasurements of instruments previously classified as Trading investments and investments in equity instruments previously classified as Available for sale investments according to IAS 39.

(ii)	Includes reclassifications and reamesurements of financial assets previously classified as Available for sale instruments according to IAS 39.
(iii)

Includes reclassifications of financial instruments previously classified as Interbank loans according to IAS 39 and remesurement of the allowances for expected credit losses under the new model according to IFRS 9.

Note 2 - Accounting Changes, continued

(iv)

Includes reclassifications of financial instruments previously classified as Loans and accounts receivable from customers according to IAS 39 and remesurement of the allowances for expected credit losses under the new model according to IFRS 9.

(v)

Includes reclassifications of financial instruments previously classified as held to maturity investments according to IAS 39 and reamesurement due to allowances for expected credit losses under the new model according to IFRS 9.

(vi)	Recognition of deferred taxes according to IAS 12 due to IFRS 9 adoption.
(vii)	Recognition of deferred taxes according to IAS 12 due to IFRS 9 adoption.
(viii)	Includes the recognition of provision for expected credit losses related to Contingent loans under the new model according to IFRS 9.
(ix)	Includes remeasurement due to recognition of credit risk related to financial assets classified as FVTOCI.
(x)	Includes all the effects due to IFRS 9 first application.
(xi)	Includes the non-controlling portion of the effects arising from IFRS 9 first application.

There were no changes to the classification and measurement of financial liabilities.

The composition of the loan portfolio classified as Loans and accounts receivable at amortized cost as of January 1, 2018 is as follows:

	Individual				Group
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Total loans

Balances as of December 31, 2017	12,409,654	3,813,662	728,918	16,952,234	962,263	1,776,783	452,505	3,191,551	20,143,785
Restatement of the prior year	—	—	—	—	—	—	—	—	—
Balances as of January 1, 2018	12,409,654	3,813,662	728,918	16,952,234	962,263	1,776,783	452,505	3,191,551	20,143,785